Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Related Party Transactions
Related Party Transactions

12.       Related Party Transactions

Holding and Corporation were party to the Consulting Agreement with CD&R, pursuant to which CD&R provided the Company and its subsidiaries with financial, investment banking, management, advisory and other services in exchange for an annual fee of $5.0 million. The Company expensed $20.6 million and $23.1 million for the three and nine months ended September 30, 2013, respectively, and $1.3 million and $3.8 million for the three and nine months ended September 30, 2012, respectively, in respect of this fee.  During the quarter ended September 30, 2013, the Company made a $20.0 million payment to CD&R with proceeds received from the initial public offering of Common Stock of Holding to terminate the Consulting Agreement.

On April 1, 2013, Corporation declared and paid a dividend to Parent which in turn paid a dividend to Holding in the amount of $20.8 million.  These funds were used by Holding to pay interest due on Holding’s Senior PIK Toggle Notes due 2017.

During the quarter ended September 30, 2013, Holding made an $86.1 million distribution to Corporation with proceeds received from the initial public offering of Common Stock of Holding to pay off debt and for other general corporate purposes.

14. Related Party Transactions